Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	456,063	892,944	128,264
Restricted cash	2,500	2,509	360
Short-term investments	405,930	652,759	93,763
Accounts receivable, net of allowance for doubtful accounts	11,484	22,253	3,196
Amounts due from related parties	279,860	338,655	48,645
Other current assets	116,756	125,877	18,080
Long-term investments	418,710	496,095	71,260
Investment in affiliates	1,011,565	843,866	121,214
Property and equipment, net	24,681	17,922	2,574
Deferred tax assets	29,452	42,918	6,165
Other non-current assets	17,767	17,902	2,572
Total assets	2,774,768	3,453,700	496,093
Accrued payroll and welfare expenses	108,257	102,211	14,682
Income tax payable	49,192	63,333	9,097
Amounts due to the Group’s subsidiaries	606,440	583,347	83,793
Deferred revenue	23,658	24,363	3,500
Deferred tax liabilities	11,609	13,637	1,959
Other current liabilities	76,129	159,037	22,844
Total liabilities	875,285	945,928	135,875

	Years Ended December 31
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	16,521	13,146	71,528	10,274
Recurring service fees	24,275	16,884	3,032	436
Performance-based income	2,389	531	—	—
Other service fees	58,789	91,538	124,837	17,932
Total revenues from others	101,974	122,099	199,397	28,642
Revenues from funds Gopher manages
One-time commissions	1,012	2,085	3,660	526
Recurring service fees	306,883	501,873	615,999	88,482
Performance-based income	37,240	92,127	53,010	7,614
Total revenues from funds Gopher manages	345,135	596,085	672,669	96,622
Total revenues	447,109	718,184	872,066	125,264
Less: VAT related surcharges	(2,792)	(3,715)	(4,916)	(706)
Net revenues	444,317	714,469	867,150	124,558
Total operating cost and expenses	(361,765)	(372,870)	(565,203)	(81,187)
Total other income	43,281	73,119	51,370	7,379
Net income	149,703	316,951	289,514	41,586
Net income attributable to Noah Holding Limited shareholders	147,483	306,912	278,827	40,051
Cash flows provided by operating activities*	426,663	429,008	761,312	109,356
Cash flows used in investing activities	(372,590)	(379,327)	(345,092)	(49,569)
Cash flows provided by financing activities	15,680	14,210	20,670	2,969
*	Cash flows provided by operating activities in 2017, 2018 and 2019 include amounts due to the Group’s subsidiaries of RMB498,557, RMB606,440 and RMB583,347 (US$83,793).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs	The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2018 and 2019, respectively.

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties	79,464	88,415	12,700
Investments	581,255	471,602	67,741
Maximum exposure to loss in non-consolidated VIEs	660,719	560,017	80,441

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	762,923	811,297	829,151	119,098
Transfers from the non-controlling interest:
Increase in Noah’s equity by partial disposal of subsidiaries	30	—	—	—
Increase in Noah’s capital from contribution of non-controlling interest	—	—	17,640	2,534
Net transfers from non-controlling interest	30	—	17,640	2,534
Change from net income attributable to Noah and transfers from non-controlling interest	762,953	811,297	846,791	121,632

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
Fund distribution services	Point in time	Typically paid within a month after financial product established	Fixed
Insurance brokerage services	Point in time	Typically monthly in arrears	Fixed
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Schedule of Disaggregation of Revenue

The following tables show, by segment, revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2019
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	928,061	3,607	—	931,668
Recurring service fees	1,155,450	690,015	—	1,845,465
Performance-based income	23,430	89,655	—	113,085
Other service fees	222,912	4,274	295,772	522,958
Lending services	91,164	—	285,473	376,637
Investor education services	26,353	—	—	26,353
Other services(1)	105,395	4,274	10,299	119,968
Total revenues	2,329,853	787,551	295,772	3,413,176
(1)	The Group also provides other services including financial leasing, family trust and payment technology services.

	Year Ended December 31, 2018
	(Amount in Thousands)
			Other Financial
	Wealth Management	Assets Management	Service
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services	77,015	8,225	30,287	115,527
Total revenues	2,318,212	751,759	240,091	3,310,062

For the Group's revenues generated by the different geographic location, please see note 18 segment information.

Schedule of Changes in Reserve for Allowances for Doubtful Accounts

Year ended December 31, 2019
(Amounts in thousands)
	Amount due	Accounts	Loan receivables	Other
	from related parties	receivable	from factoring business	receivables
	RMB	RMB	RMB	RMB
Balance at beginning of the year	—	—	—	—
Provisions	14,602	11,858	82,000	16,912
Write off	(14,602)	(11,858)	(82,000)	(16,912)
Balance at end of the year	—	—	—	—